Accounts receivable, net	6 Months Ended
Jun. 30, 2023
Credit Loss [Abstract]
Accounts receivable, net

Note 3 — Accounts receivable, net

Accounts receivable, net consisted of the following:

	December 31, 2022	June 30, 2023	June 30, 2023
	RMB	RMB	USD
	(Audited)
Accounts receivable	85,215,404	85,947,341	11,894,509
Less: allowance for doubtful accounts	(4,862,941)	(20,534,926)	(2,841,890)
Accounts receivable, net	80,352,463	65,412,415	9,052,619

The following table summarizes the changes in allowance for doubtful accounts:

	December 31, 2022	June 30, 2023	June 30, 2023
	RMB	RMB	USD
	(Audited)
Beginning balance	1,886,467	4,862,941	705,060
Provision for doubtful accounts	2,976,474	15,671,985	2,263,037
Exchange rate difference	-	-	(126,207)
Ending balance	4,862,941	20,534,926	2,841,890